DERIVATIVE FINANCIAL INSTRUMENTS (Changes in fair value) (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	$ (60)	$ (338)
(Decrease)/increase on cash flow hedges, before tax	1	0
Reclassification adjustments on cash flow hedges, before tax	59	278
Other comprehensive income, before tax, cash flow hedges, ending balance	0	(60)
Accumulated other comprehensive income, tax, beginning balance	20	103
Gains (losses) on cash flow hedges, tax	(1)	0
Reclassification adjustments on exchange differences on translation, tax	(19)	(83)
Accumulated other comprehensive income, tax, ending balance	0	20
Other comprehensive income, net of tax, cash flow hedges, beginning balance	(40)	(235)
Gains (losses) on cash flow hedges, net of tax	0	0
Reclassification adjustments on cash flow hedges, net of tax	40	195
Other comprehensive income, net of tax, cash flow hedges, ending balance	$ 0	$ (40)